Equity (Details) - Schedule of summarizes options outstanding - $ / shares	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Schedule Of Summarizes Options Outstanding Abstract
Shares, Outstanding beginning balance (in Shares)	277,848	165,100
Weighted Average Grant Date Fair Value, Outstanding beginning balance	$ 12.99	$ 10.9
Weighted Average Exercise Price, Outstanding beginning balance	$ 24.75	$ 22.63
Shares, Granted (in Shares)	11,750
Weighted Average Grant Date Fair Value, Granted	$ 18.6
Weighted Average Exercise Price, Granted	$ 35.32
Shares, Forfeited (in Shares)	(9,800)	(750)
Weighted Average Grant Date Fair Value, Forfeited	$ 16.55	$ 13.26
Weighted Average Exercise Price, Forfeited	$ 32.23	$ 27.57
Shares, Cancelled (in Shares)	(500)
Weighted Average Grant Date Fair Value, Cancelled	$ 11.07
Weighted Average Exercise Price, Cancelled	$ 27.57
Shares, Outstanding ending balance (in Shares)	279,298	164,350
Weighted Average Grant Date Fair Value, Outstanding ending balance	$ 12.39	$ 10.88
Weighted Average Exercise Price, Outstanding ending balance	$ 26.29	$ 24.08